Revenues	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenues
NOTE 25: REVENUES

(€’000)	For the year ended December 31,
	2020	2019	2018
Out-licensing revenue	—	—	2 399
C-CathEZ sales	5	6	—
Other revenue	—	—	716

Total	5	6	3 115

The Group’s license and collaboration agreements have generated no revenue for the years ended December 31, 2020 and 2019.
In May 2018, the Group entered into an exclusive license agreement with Mesoblast, an Australian biotechnology company, to develop and commercialize the Group’s intellectual property rights relating to C-Cath ez
, an intra-myocardial injection catheter related to our former cardiovascular business. The Group applied the 5-step model foreseen by IFRS 15 to determine revenue recognition pattern applicable to this contract as of December 31, 2018. Key judgements made in accordance with IFRS 15 were that the license agreement:

•	is a distinct component of the Mesoblast agreement;

•
refers to a ‘right-to-use’ type of license, ie. the right to use Celyad’s intellectual property as it exists at the point in time the license has been granted (May 2018). Revenue allocated to the transaction price is thus eligible for full revenue recognition for the year 2018;

•
foresees a transaction price broken down between upfront (€0.8 million settled in shares) and contingent milestone payments (an additional amount of €2.2 million qualifying for recognition at December 31, 2018);

•	features a financing component (€0.5 million deferred financial income to be deducted from the above), leading to a net out-licensing revenue reported of €2.4 million);

•
further foresees variable consideration of up to $17.5 million related to future regulatory- and commercial-based milestones, which will not be recognized until it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

The related receivable is reported for its discounted value (€1.9 million) under ‘Non-current trade receivables’, see note 9. There are no corresponding contract liabilities reported at the statement of financial position dates, as no performance obligation was outstanding.
In 2018, other revenue referred to a non-clinical supply agreement concluded with ONO Pharmaceutical Co., Ltd (time & material type of contract). The revenue reported reflects the services delivered for the year, consisting in performing cell production and animal experiments requested by ONO. This agreement had been completed at year-end 2018, without any performance obligation remaining outstanding.